Note 9 - Related Party Transactions and Key Management Compensation	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
9.	Related party transactions and key management compensation

Related parties include the Board of Directors and officers, close family members and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

(a) Tanzanian Royalty Exploration Corporation entered into the following transactions with related parties:

Year ended August 31,	Notes	2018	2017
Legal services	(i)	$Nil	$82,455
Consulting	(ii)	$215,108	$203,274
Consulting	(iii)	$Nil	$172,330

(i) The Company engages a legal firm for professional services in which one
of the Company’s directors is a partner. During the year ended
August 31, 2018,
the legal expense charged by the firm was
$nil
(
2017
-
$82,455
). As at
August 31, 2018,
$335,940
remains payable (
August 31, 2017 -
$370,940
).

(ii) During the year ended
August 31, 2018,
$215,108
(
2017
-
$203,274
) was paid for heap leach construction consulting and website/data back-up services to companies controlled by individuals associated with the former CEO and current director.

(iii) During the year ended
August 31, 2018,
$nil
(
2017
-
$172,330
) was paid for grade control drilling, license fees and other consulting services to Stamico, the Company’s joint venture partner on the Buckreef Gold Project.

As at
August 31, 2018,
the Company has a receivable of
$40,086
(
August 31, 2017 -
$37,247
) from an organization associated with the Company’s President and former CEO and current director and from current officers and directors.

During the year ended
August 31, 2015,
the Company sold automotive and mining equipment in the amount of
$243,805
to directors of the Company and
$333,700
to the Company’s former CEO and current director for total proceeds of
$577,505
as described in Note
5.
Pursuant to the agreements, the Company entered into
1
-year lease agreements on the automotive and mining equipment with effective dates in
May 2015.
Per the terms of the leases, the Company agrees to purchase back the automotive and mining equipment at the end of the lease periods for a lump sum payment of
USD$74,848.
The initial base payments vary between the agreements and range between
$3,500
and
$8,000
payable monthly. The effective interest rate on the capital lease obligation outstanding is between
20%
and
30%.

On
December 1, 2016,
the Company entered into settlement agreements whereby a total of
$343,623
in principal and accrued interest arising from the lease agreements was settled through the issuance of
458,329
shares issued
at an average price of
$0.63
per share for total issued value of
$288,747,
resulting in a gain on settlement of debt of
$54,876
for the year ended
August 31, 2017.

As at
August 31, 2018,
the remaining balance outstanding under finance lease obligations after the settlements described above is
$67,819
(
August 31, 2017 -
$56,631
) and is repayable within
1
year, as such, the finance lease obligation is classified as a current liability.

(b) Remuneration of Directors and key management personnel (being the Company’s Chief Executive Officer, Chief Financial Officer and Chief Operating Officer) of the Company was as follows:

Year ended August 31,	2018		2017
	Fees, salaries and benefits (1)	Share based payments (2), (3), (4)	Fees, salaries and benefits (1)	Share based payments (2), (3)
Management	$636,744	$773,348	$525,102	$1,175,439
Directors	111,625	414,000	111,625	673,200
Total	$748,369	$1,187,348	$636,727	$1,848,639

(1)	Salaries and benefits include director fees. The board of directors do not
have employment or service contracts with the Company. Directors are entitled to director fees and RSU’s for their services and officers are entitled to cash remuneration and RSU’s for their services.
(2)	Compensation shares may carry restrictive legends.
(3)	All RSU share based compensation is based on the accounting expense recorded in the year.
(4)	All stock option share based compensation is based on the accounting expense recorded in the year.

As at
August 31, 2018,
included in trade and other payables is
$863,000
(
August 31, 2017 -
$638,000
) due to these key management personnel with
no
specific terms of repayment.

The Company’s former CEO and current director provided various loans to the Company totaling
$133,632.
On
December 1, 2016,
the Company entered into settlement agreements whereby the remaining balance of
$136,519
was settled through the issuance of
187,321
shares issued
at an average price of
$0.705
per share for total issued value of
$131,998,
resulting in a gain on settlement of debt of
$4,521
for the year ended
August 31, 2017.
As at
August 31, 2018
$nil
(
August 31, 2017 -
$nil
) is outstanding. The balance is payable on demand, interest free, and unsecured.